INVESTMENTS (SUMMARY OF FIXED MATURITY SECURITIES AVAILABLE FOR SALE) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Fixed maturities, available for sale, amortized cost	$ 18,408.1	$ 21,891.8
Estimated fair value	20,634.9	23,204.6
Percentage of total estimated fair value	100.00%
NAIC designation 1 [Member]
Schedule of Available-for-sale Securities [Line Items]
Fixed maturities, available for sale, amortized cost	8,930.8
Estimated fair value	10,158.6
Percentage of total estimated fair value	49.20%
NAIC designation 2 [Member]
Schedule of Available-for-sale Securities [Line Items]
Fixed maturities, available for sale, amortized cost	8,294.0
Estimated fair value	9,310.1
Percentage of total estimated fair value	45.10%
NAIC designation 3 [Member]
Schedule of Available-for-sale Securities [Line Items]
Fixed maturities, available for sale, amortized cost	800.6
Estimated fair value	800.6
Percentage of total estimated fair value	3.90%
NAIC designation 4 [Member]
Schedule of Available-for-sale Securities [Line Items]
Fixed maturities, available for sale, amortized cost	350.2
Estimated fair value	334.5
Percentage of total estimated fair value	1.60%
NAIC designation 5 [Member]
Schedule of Available-for-sale Securities [Line Items]
Fixed maturities, available for sale, amortized cost	32.5
Estimated fair value	31.1
Percentage of total estimated fair value	0.20%
NAIC designation 6 [Member]
Schedule of Available-for-sale Securities [Line Items]
Fixed maturities, available for sale, amortized cost	0
Estimated fair value	$ 0
Percentage of total estimated fair value	0.00%